Note Payable - Future Minimum Principal Payments on Notes Payable (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2013		$ 120,485
2013	189,496
2014	778,754	249,944
2015	531,750	129,571
Total	$ 1,500,000	$ 500,000